Long-Term Debt	12 Months Ended
Dec. 31, 2018
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt
17.	LONG-TERM DEBT

The following is a summary of long-term debt outstanding at December 31, 2018, and 2017 (all capitalized terms used in the table below relating to such long-term debt are defined below in this note):

In thousands of U.S. Dollars (except as noted)	Interest rate	December 31, 2018, Principal outstanding balance in currency of borrowing	December 31, 2018 Carrying amount in USD	December 31, 2017, Principal outstanding balance in currency of borrowing	December 31, 2017 Carrying amount in USD
Revolving Facility	5.64%	—	—	—	—
USD First Lien Term Loan	5.89%	3,557,125	3,479,823	—	—
EUR First Lien Term Loan	3.75%	850,000	951,980	—	—
Senior Notes	7.00%	1,000,000	980,008	—	—
Loan payable to non-controlling interests	0.00%	49,936	35,147	—	—
Previous USD first lien term loan	5.32%	—	—	1,895,654	1,848,397
Previous EUR first lien term loan	3.25%	—	—	382,222	453,540
USD second lien term loan	8.69%	—	—	95,000	56,632
Total long-term debt			5,446,958		2,358,569
Current portion			35,750		4,990
Non-current portion			5,411,208		2,353,579

During the year ended December 31, 2018, the Corporation incurred the following interest on its then-outstanding long-term debt excluding its loan payable to non-controlling interests which is non-interest bearing:

In thousands of U.S. Dollars	Effective interest rate *	Interest	Interest Accretion	Total Interest
Revolving Facility	5.66%	4,006	699	4,705
USD First Lien Term Loan	6.54%	75,988	7,799	83,787
EUR First Lien Term Loan	4.26%	17,792	1,365	19,157
Senior Notes	7.47%	33,250	1,000	34,250
Previous USD first lien term loan **	6.07%	42,885	112,135	155,020
Previous EUR first lien term loan **	3.87%	9,693	41,502	51,195
USD second lien term loan **	13.78%	2,216	4,643	6,859
Total		185,830	169,143	354,973

During the year ended December 31, 2017, the Corporation incurred the following interest on its then-outstanding long-term debt:

In thousands of U.S. Dollars	Effective interest rate	Interest	Interest Accretion	Total Interest
Previous USD first lien term loan	5.54%	76,851	11,817	88,668
Previous EUR first lien term loan	4.37%	16,824	1,271	18,095
USD second lien term loan	16.05%	14,340	5,179	19,519
Total		108,015	18,267	126,282

* The effective interest rate calculation excludes the impact of the debt extinguishments in respect of the April 2018 Amend and Extend and the repayment of the previous first lien term loans as well as the impact of the Swap Agreements.

** Interest accretion for the year ended December 31, 2018 includes a loss on debt extinguishment of $147.0 million included within net financing charges in respect of the amendment and extension and subsequent repayment of the Corporation’s prior first lien term loans.

The Corporation’s debt balance for the year ended December 31, 2018 was as follows:

In thousands of U.S. Dollars	Opening Balance	Adjustment on adoption of IFRS 9	New debt	Debt repayments	Adjustments to amortized cost *	Interest Accretion **	Translation	Closing
Revolving Facility	—	—	100,000	(100,000)	(699)	699	—	—
USD First Lien Term Loan	—	—	3,575,000	(17,875)	(85,101)	7,799	—	3,479,823
EUR First Lien Term Loan	—	—	999,535	—	(23,823)	1,365	(25,097)	951,980
Senior Notes	—	—	1,000,000	—	(20,992)	1,000	—	980,008
Loan payable to non-controlling interests	—	—	52,357	(6,167)	(8,517)	—	(2,526)	35,147
Previous USD first lien term loan	1,848,397	(46,894)	268,921	(2,164,575)	(17,984)	112,135	—	—
Previous EUR first lien term loan	453,540	(30,725)	144,627	(585,450)	(5,077)	41,502	(18,417)	—
USD second lien term loan	56,632	33,725	—	(95,000)	—	4,643	—	—
Total	2,358,569	(43,894)	6,140,440	(2,969,067)	(162,193)	169,143	(46,040)	5,446,958

The Corporation’s debt balance for the year ended December 31, 2017 was as follows:

In thousands of U.S. Dollars	Opening Balance	New debt	Debt repayments	Adjustments to amortized cost *	Interest Accretion **	Translation	Closing
Previous USD first lien term loan	1,965,928	—	(125,442)	(3,906)	11,817	—	1,848,397
Previous EUR first lien term loan	296,198	103,973	(3,444)	(829)	1,271	56,371	453,540
USD second lien term loan	166,453	—	(115,000)	—	5,179	—	56,632
Total	2,428,579	103,973	(243,886)	(4,735)	18,267	56,371	2,358,569

* Adjustments to amortized cost includes transaction costs incurred on the issuance or incurrence of each of the financial instruments and, with respect to the Senior Notes (as defined below), the bifurcation of embedded features in 2018 as described below and debt forgiveness in relation to the loan payable to non-controlling interests. In addition, unamortized deferred financing costs of $6.8 million were reclassified to prepaid expenses and other non-current assets on the consolidated statements of financial position following the repayment of $100.0 million previously drawn on the Revolving Facility.

** Interest accretion represents interest expense calculated at the effective interest rate less interest expense calculated at the contractual interest rate and is recorded in net financing charges in the consolidated statements of (loss) earnings.

As at December 31, 2018, the contractual principal repayments of the Corporation’s outstanding long-term debt over the next five years amount to the following:

In thousands of U.S. Dollars	<1 Year	1-2 Years	2-3 Years	3-4 Years	4-5 Years	>5 Years
Revolving Facility	—	—	—	—	—	—
USD First Lien Term Loan	35,750	35,750	35,750	35,750	35,750	3,378,375
EUR First Lien Term Loan	—	—	—	—	—	973,803
Senior Notes	—	—	—	—	—	1,000,000
Loan payable to non-controlling interests	—	35,147	—	—	—	—
Total	35,750	70,897	35,750	35,750	35,750	5,352,178

(a)	Revolving Facility, First Lien Term Loans and Senior Notes

As previously disclosed, on July 10, 2018, the Corporation completed the SBG Acquisition. To finance the cash portion of the purchase price, repay the Corporation’s previous first lien term loans and repay SBG’s existing long-term debt, which was assumed by the Corporation as part of the acquisition, the Corporation used existing cash resources and raised $4.567 billion in First Lien Term Loans, $1.00 billion in Senior Notes (each as defined below) and $621.8 million of net proceeds (before expenses), excluding the overallotment, from the issuance of additional Common Shares as a result of the Equity Offering (as defined below). The Corporation also obtained a new Revolving Facility (as defined below) of $700.0 million, of which it had drawn $100 million as of completion of the acquisition (collectively with the foregoing, the “SBG Financing”). The debt portion of the SBG Financing is described below. For further details on the Equity Offering portion of the SBG Financing, see note 24.

Revolving Facility

On July 10, 2018, as part of the SBG Financing, the Corporation replaced its previous revolving facility with a new first lien revolving facility of $700 million (the “Revolving Facility”). Maturing on July 10, 2023, the Revolving Facility includes a margin of 3.25% for borrowings which is subject to leverage-based step-downs. The commitment fee on the Revolving Facility varies from 0.250% to 0.375% based on first lien leverage. Borrowings under the Revolving Facility are subject to the satisfaction of customary conditions, including the absence of a default and compliance with certain representations and warranties. The Revolving Facility requires, subject to a testing threshold, that the Corporation comply on a quarterly basis with a maximum net first lien senior secured leverage ratio of 6.75 to 1.00.

The Revolving Facility can be used for working capital needs and for general corporate purposes. As at December 31, 2018 and December 31, 2017 there were no amounts outstanding under the Revolving Facility and the Corporation’s previous revolving facility, respectively. The Corporation had $74.2 million of letters of credit issued but undrawn as of December 31, 2018. Availability under the Revolving Facility as of December 31, 2018 was $625.8 million.

First Lien Term Loans

On July 10, 2018, as part of the SBG Financing, the Corporation repaid its previous first lien term loans and issued new First Lien Term Loans of $3.575 billion priced at LIBOR plus 3.50% (the “USD First Lien Term Loan”) and new EUR first lien term loans of €850 million priced at EURIBOR plus 3.75% (the “EUR First Lien Term Loan” and, together with the USD First Lien Term Loan, the “First Lien Term Loans”), each with a maturity date of July 10, 2025 and a LIBOR and EURIBOR floor, as applicable, of 0%. Starting on the last day of the first fiscal quarter ending after July 10, 2018, the USD First Lien Term Loan requires scheduled quarterly principal payments in amounts equal to 0.25% of the aggregate principal amount of the USD First Lien Term Loan, with the balance due at maturity. There is no amortization on the EUR First Lien Term Loan and the principal is due at maturity.

The Corporation, its lenders, Deutsche Bank AG New York Branch, as administrative agent, and certain other parties also entered into a new credit agreement (the “Credit Agreement”) for the First Lien Term Loans and the Revolving Facility to, among other things, reflect the foregoing transactions and add certain operational and financial flexibility, particularly as it relates to the Corporation on a combined basis following the SBG Acquisition.

The Credit Agreement limits Stars Group Holdings B.V. and its subsidiaries’ ability to, among other things, (i) incur additional debt, (ii) grant additional liens on their assets and equity, (iii) distribute equity interests and/or distribute any assets to third parties, (iv) make certain loans or investments (including acquisitions), (v) consolidate, merge, sell or otherwise dispose of all or substantially all assets, (vi) pay dividends on or make distributions in respect of capital stock or make restricted payments, (vii) enter into certain transactions with affiliates, (viii) change lines of business, and (ix) modify the terms of certain debt or organizational documents, in each case subject to certain exceptions. The Credit Agreement also provides for customary mandatory prepayments, including a customary excess cash flow sweep if certain conditions are met.

Senior Notes

Also in connection with the SBG Financing, two of the Corporation’s subsidiaries, Stars Group Holdings B.V. and Stars Group (US) Co-Borrower, LLC (the “Issuers”), issued 7.00% Senior Notes due 2026 (the “Senior Notes”) on July 10, 2018 at par in an aggregate principal amount of $1.00 billion. The Senior Notes mature on July 15, 2026. Interest on the Senior Notes is payable semi-annually on January 15 and July 15 of each year, commencing on January 15, 2019. The Senior Notes are guaranteed by each of the Issuers’ restricted subsidiaries that guarantees the Revolving Facility. The Senior Notes are the Issuers’ senior unsecured obligations and rank equally in right of payment with all of the Issuers’ existing and future senior unsecured indebtedness. The Senior Notes include the following features which were collectively identified as the Embedded Derivative (as defined below) that required bifurcation from the carrying value of the Senior Notes.

•

Upon certain events constituting a change of control under the indenture governing the Senior Notes (the “Indenture”), the holders of the Senior Notes have the right to require Stars Group Holdings B.V. to offer to repurchase the Senior Notes at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, to (but not including) the date of purchase (the “Change of Control Put”).

•

Prior to July 15, 2021, the Issuers may redeem up to 40% of the original aggregate principal of the Senior Notes with proceeds from an equity offering at a redemption price of 107%, plus accrued and unpaid interest, if any, to (but not including) the applicable redemption date (the “Equity Clawback”).

•

Prior to July 15, 2021, the Issuers may redeem some or all of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes, plus accrued and unpaid interest, if any, to (but not including) the applicable redemption date, plus an applicable ‘‘make-whole’’ premium. On or after July 15, 2021, the Issuers may redeem some or all of the Senior Notes at declining redemption prices as set forth in the Indenture (collectively the “Redemption Option” and together with the Change of Control Put and the Equity Clawback, the “Embedded Derivative”).

The fair value of the Embedded Derivative at issuance of the Senior Notes and at December 31, 2018 was $17.7 million and $11.6 million, respectively. See notes 19 and 26.

The Senior Notes include, among other terms and conditions, limitations on the Issuers’ ability to create, incur or allow certain liens; create, assume, incur or guarantee additional indebtedness of certain of the Issuers’ subsidiaries; and consolidate or merge with, or convey, transfer or lease all or substantially all of the Issuers’ and their subsidiaries’ assets, to another person.

(b)	Minority shareholder loan

In connection with the acquisition of a 62% equity interest in BetEasy, the Corporation acquired financial liabilities of $59.2 million, which included a loan of $15.5 million (AUD$19.7 million) from the minority shareholders of BetEasy. During the year ended December 31, 2018 a subsidiary of the Corporation repaid $6.2 million (AUD$8.2 million) of such loan and entered into an agreement with such minority shareholders to forgive and discharge $8.6 million (AUD$11.5 million) of the outstanding loan balance.

As previously reported, on March 6, 2018, a subsidiary of the Corporation entered into agreement with the holders of the non-controlling interest in BetEasy to increase its equity interest from 62% to 80% and for BetEasy to acquire TSGA. According to the agreement, the non-controlling interest of BetEasy made a loan of $35.1 million (AUD$47.4 million) and equity contribution of $12.1 million (AUD$15.8 million). During the year ended December 31, 2018, the non-controlling interest provided an additional shareholder loan of $1.8 million (AUD$2.5 million). As at December 31, 2018, the outstanding loan balance was $36.1 million (AUD$49.9 million). The loan is non-interest bearing and repayable on the earlier of 9 years and 364 days from the date of advance and the date of completion of the 20% put-call option. See note 19.

(b)	Previous first lien term loans, USD second lien term loan and previous revolving facility

On April 6, 2018, the Corporation successfully increased, repriced and extended its previous first lien term loans and previous revolving facility and repaid its USD second lien term loan. The transaction was recorded as an extinguishment for accounting purposes. No termination costs were incurred. Subsequently, in connection with the SBG Acquisition and SBG Financing, on July 10, 2018, the Corporation repaid its previous first lien term loans, repaid the existing long-term indebtedness of SBG, entered into the new Credit Agreement with respect to First Lien Term Loans and Revolving Facility, and issued the Senior Notes. The transaction was recorded as an extinguishment for accounting purposes. No termination costs were incurred upon repayment.